Net Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Net Finance Costs
Net finance costs	Notes	2017	2016	2015
Finance costs		(556)	(584)	(516)
Bank loans and overdrafts		(46)	(67)	(56)
Interest on bonds and other loans(a)		(519)	(501)	(492)
Dividends paid on preference shares		(4)	(4)	(4)
Net gain/(loss) on transactions for which hedge accounting is not applied(b)		13	(12)	36
On foreign exchange derivatives		384	(215)	(218)
Exchange difference on underlying items		(371)	203	254

Finance income		157	115	144
Pensions and similar obligations	4B	(96)	(94)	(121)

Net finance costs before non-underlying items(c)		(495)	(563)	(493)
Premium paid on buy back of preference shares	25	(382)	-	-
		(877)	(563)	(493)

(a)	Interest on bonds and other loans includes the impact of interest rate derivatives that are part of a fair value hedge accounting relationship and the recycling of results from the cash flow hedge accounting reserve relating to derivatives that were part of a cash flow hedge accounting relation. Includes an amount of €(26) million (2016: nil) relating to unwinding of discount on deferred consideration for acquisitions and €65 million (2016: nil) release of provision for interest on indirect tax cases in Brazil for which a federal tax amnesty has been applied.
(b)	For further details of derivatives for which hedge accounting is not applied, please refer to note 16C.
(c)	See note 3 for explanation of non-underlying items.